Fair Value Measurements (Changes In Company's Liabilities Measured At Fair Value Using Significant Unobservable Inputs) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase in fair value as a result of debt modification		$ 0	$ 65
Series One Warrants [Member]
Derivative Liability	$ 0	175
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants		(175)
Decrease in fair value of the warrants and conversion feature		0
Gain on revaluation of warrants and conversion feature		0
Derivative Liability		0	175
May Two Thousand Fifteen Warrants [Member]
Derivative Liability	416	0
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants		0
Decrease in fair value of the warrants and conversion feature		1,717
Gain on revaluation of warrants and conversion feature	(368)	(1,301)
Increase in fair value as a result of debt modification	281
Derivative Liability	329	416	0
Conversion Warrants [Member]
Derivative Liability	1	0
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants		0
Decrease in fair value of the warrants and conversion feature		1,244
Gain on revaluation of warrants and conversion feature	(1)	(1,243)
Increase in fair value as a result of debt modification	0
Derivative Liability	$ 0	$ 1	$ 0